Issued capital and reserves - DIsclosure of treasury shares (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ (152,679)	€ 22,844	€ 83,167	€ (100,590)	€ 71,497	€ 86,967
Acquisition of treasury shares	(46)			(46)
Equity balance as of end of the year	€ (146,236)	€ (57,176)	€ 92,187	€ (146,236)	€ (57,176)	€ 92,187
Other equity
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	8,190,415	0		8,190,415	0
Conversion of shares (in shares)				0
Acquisition of treasury shares (in shares)	5,000,000	1,190,415		5,000,000	1,190,415
Number of shares outstanding at end of period (in shares)	13,190,415	1,190,415		13,190,415	1,190,415
Equity balance as of beginning of the year	€ (10,123)	€ 0		€ (10,123)	€ 0
Conversion of shares				0
Acquisition of treasury shares	(46)	(10,058)		(46)	(10,058)
Equity balance as of end of the year	€ (10,169)	€ (10,058)		€ (10,169)	€ (10,058)
Ordinary shares | Other equity
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	8,086,280	0		8,051,569	0
Conversion of shares (in shares)				34,711
Acquisition of treasury shares (in shares)	5,000,000	1,051,569		5,000,000	1,051,569
Number of shares outstanding at end of period (in shares)	13,086,280	1,051,569		13,086,280	1,051,569
Equity balance as of beginning of the year	€ (9,243)	€ 0		€ (8,877)	€ 0
Conversion of shares				(366)
Acquisition of treasury shares	(46)	(8,812)		(46)	(8,812)
Equity balance as of end of the year	€ (9,289)	€ (8,812)		€ (9,289)	€ (8,812)
Preference shares | Other equity
Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	104,135	0		138,846	0
Conversion of shares (in shares)				(34,711)
Acquisition of treasury shares (in shares)	0	138,846		0	138,846
Number of shares outstanding at end of period (in shares)	104,135	138,846		104,135	138,846
Equity balance as of beginning of the year	€ (880)	€ 0		€ (1,246)	€ 0
Conversion of shares				366
Acquisition of treasury shares	0	(1,246)		0	(1,246)
Equity balance as of end of the year	€ (880)	€ (1,246)		€ (880)	€ (1,246)